Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of transaction charts of right of use assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	R$ 7,916,230
Amortization additions		R$ 100,593	R$ 40,545
Ending Balance	7,947,267	7,916,230
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,911,937	5,181,933
Business Combination (note 9.3)	3,240
Additions	150,963	3,565,590
Contractual adjustments	430,701	263,887
Transfers	(233,507)	(107,963)
Disposals	(14,957)
Currency translation adjustments	4,005	8,490
Ending Balance	9,252,382	8,911,937	5,181,933
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(995,707)	(713,618)
Transfers	100,472	59,745
Disposals	6,109
Currency translation adjustments	(1,736)	(1,382)
Amortization additions	(414,253)	(339,486)
Impairment		(966)
Ending Balance	(1,305,115)	(995,707)	(713,618)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	264,998
Ending Balance	186,964	264,998
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	380,828	247,430
Business Combination (note 9.3)	3,240
Additions	73,039	124,014
Contractual adjustments	41,663	187
Transfers	(233,296)
Disposals	(12,121)
Currency translation adjustments	1,530	9,197
Ending Balance	254,883	380,828	247,430
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(115,830)	(78,965)
Transfers	75,134
Disposals	3,880
Currency translation adjustments	(265)	(1,888)
Amortization additions	(30,838)	(34,977)
Impairment
Ending Balance	(67,919)	(115,830)	(78,965)
Machinery, equipment and facilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	27,027
Ending Balance	113,191	27,027
Machinery, equipment and facilities [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	39,122	10,718
Business Combination (note 9.3)
Additions	47,554	18,714
Contractual adjustments	48,784	10,397
Transfers	7,264
Disposals	(2,836)
Currency translation adjustments	2,561	(707)
Ending Balance	142,449	39,122	10,718
Machinery, equipment and facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(12,095)	(3,074)
Transfers	(1,547)
Disposals	2,229
Currency translation adjustments	(1,506)	506
Amortization additions	(16,339)	(9,527)
Impairment
Ending Balance	(29,258)	(12,095)	(3,074)
Freight cars and Locomotives [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	572,585
Ending Balance	539,392	572,585
Freight cars and Locomotives [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	933,325	1,038,641
Business Combination (note 9.3)
Additions	43	864
Contractual adjustments	5,242	1,783
Transfers		(107,963)
Disposals
Currency translation adjustments
Ending Balance	938,610	933,325	1,038,641
Freight cars and Locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(360,740)	(367,072)
Transfers		59,745
Disposals
Currency translation adjustments
Amortization additions	(38,478)	(53,413)
Impairment
Ending Balance	(399,218)	(360,740)	(367,072)
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,835
Ending Balance	70,069	69,835
Software [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	82,369	66,931
Business Combination (note 9.3)
Additions		15,438
Contractual adjustments	4,659
Transfers
Disposals
Currency translation adjustments
Ending Balance	87,028	82,369	66,931
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(12,534)	(7,594)
Transfers
Disposals
Currency translation adjustments
Amortization additions	(4,425)	(4,940)
Impairment
Ending Balance	(16,959)	(12,534)	(7,594)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	896
Ending Balance	13,974	896
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,925	14,259
Business Combination (note 9.3)
Additions	15,219
Contractual adjustments	41	(334)
Transfers
Disposals
Currency translation adjustments	(86)
Ending Balance	29,099	13,925	14,259
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(13,029)	(6,457)
Transfers
Disposals
Currency translation adjustments	35
Amortization additions	(2,131)	(6,572)
Impairment
Ending Balance	(15,125)	(13,029)	(6,457)
Port and rail infrastructure [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,980,889
Ending Balance	7,023,677	6,980,889
Port and rail infrastructure [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,462,368	3,803,954
Business Combination (note 9.3)
Additions	15,108	3,406,560
Contractual adjustments	330,312	251,854
Transfers	(7,475)
Disposals
Currency translation adjustments
Ending Balance	7,800,313	7,462,368	3,803,954
Port and rail infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(481,479)	(250,456)
Transfers	26,885
Disposals
Currency translation adjustments
Amortization additions	(322,042)	(230,057)
Impairment		(966)
Ending Balance	R$ (776,636)	R$ (481,479)	R$ (250,456)